Other disclosures - Credit Risk - Movement in provision on loan commitments and financial guarantees (Details) - ECL [member] £ in Millions	6 Months Ended
Jun. 30, 2020 GBP (£)
Loan commitments and financial guarantee contracts
Opening balance	£ 252
Ending balance	593
Home loans [member]
Loan commitments and financial guarantee contracts
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net re-measurement and movement due to exposure and risk parameter changes	0
Limit management	0
Ending balance	0
Credit cards, unsecured and other retail lending [member]
Loan commitments and financial guarantee contracts
Opening balance	51
Net transfers between stages	0
Business activity in the year	2
Net re-measurement and movement due to exposure and risk parameter changes	50
Limit management	(3)
Ending balance	100
Wholesale loans [member]
Loan commitments and financial guarantee contracts
Opening balance	201
Net transfers between stages	0
Business activity in the year	37
Net re-measurement and movement due to exposure and risk parameter changes	280
Limit management	(25)
Ending balance	493
Stage 1 [member] | Home loans [member]
Loan commitments and financial guarantee contracts
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net re-measurement and movement due to exposure and risk parameter changes	0
Limit management	0
Ending balance	0
Stage 1 [member] | Credit cards, unsecured and other retail lending [member]
Loan commitments and financial guarantee contracts
Opening balance	22
Net transfers between stages	2
Business activity in the year	1
Net re-measurement and movement due to exposure and risk parameter changes	16
Limit management	0
Ending balance	41
Stage 1 [member] | Wholesale loans [member]
Loan commitments and financial guarantee contracts
Opening balance	63
Net transfers between stages	(22)
Business activity in the year	7
Net re-measurement and movement due to exposure and risk parameter changes	13
Limit management	(7)
Ending balance	54
Lifetime expected credit losses [member] | Stage 2 [member] | Home loans [member]
Loan commitments and financial guarantee contracts
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net re-measurement and movement due to exposure and risk parameter changes	0
Limit management	0
Ending balance	0
Lifetime expected credit losses [member] | Stage 2 [member] | Credit cards, unsecured and other retail lending [member]
Loan commitments and financial guarantee contracts
Opening balance	15
Net transfers between stages	(1)
Business activity in the year	0
Net re-measurement and movement due to exposure and risk parameter changes	27
Limit management	0
Ending balance	41
Lifetime expected credit losses [member] | Stage 2 [member] | Wholesale loans [member]
Loan commitments and financial guarantee contracts
Opening balance	97
Net transfers between stages	15
Business activity in the year	30
Net re-measurement and movement due to exposure and risk parameter changes	285
Limit management	(18)
Ending balance	409
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Home loans [member]
Loan commitments and financial guarantee contracts
Opening balance	0
Net transfers between stages	0
Business activity in the year	0
Net re-measurement and movement due to exposure and risk parameter changes	0
Limit management	0
Ending balance	0
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Credit cards, unsecured and other retail lending [member]
Loan commitments and financial guarantee contracts
Opening balance	14
Net transfers between stages	(1)
Business activity in the year	1
Net re-measurement and movement due to exposure and risk parameter changes	7
Limit management	(3)
Ending balance	18
Lifetime expected credit losses [member] | Credit Impaired - Stage 3 [member] | Wholesale loans [member]
Loan commitments and financial guarantee contracts
Opening balance	41
Net transfers between stages	7
Business activity in the year	0
Net re-measurement and movement due to exposure and risk parameter changes	(18)
Limit management	0
Ending balance	£ 30